INCOME TAX	12 Months Ended
Dec. 31, 2025
INCOME TAX
INCOME TAX

14. INCOME TAX

a)    Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

No stamp duty is payable in respect of the issuance of the shares or on an instrument of transfer in respect of a share.

Hong Kong

Under the Hong Kong tax laws, the Company’s subsidiary in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and they are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. A two-tiered profits tax rates regime was introduced in 2018 where the first HK$2 million of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at  16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the periods presented.

Mainland China

The Company’s subsidiaries in mainland China, the VIE and VIE’s subsidiaries are subject to the PRC Corporate Income Tax Law (“CIT Law”), and are generally subject to a statutory income tax rate of 25%. Under the CIT Law, preferential tax treatments will be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as “High and New Technology Enterprises” (“HNTE”). Jiangsu Xiaoniu and Beijing Niudian were qualified as HNTEs, having obtained renewed HNTE qualifications in 2024 and 2025, respectively, and enjoy a preferential income tax rate of 15% for the fiscal years from 2024 to 2026 and 2025 to 2027, respectively. An entity could re-apply for the HNTE certificate when the prior certificate expires. The foregoing preferential income tax rates, however, are subject to periodic review and renewal by PRC authorities.

The CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the CIT Law define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside the PRC should be considered a resident enterprise for PRC tax purposes.

The components of loss before income taxes are as follows:

	For the Year Ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Mainland China	(270,748,715)	(202,919,043)	(34,306,330)
Non-Mainland China	(11,280,151)	(13,888,146)	(28,062,849)
Total	(282,028,866)	(216,807,189)	(62,369,179)

Income tax benefit consists of the following:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current
Mainland China	759,425	(464,340)	52,582
Non-Mainland China	—	144,468	1,170,249
Total Current income tax expense (benefit)	759,425	(319,872)	1,222,831
Deferred
Mainland China	(10,952,309)	(23,286,678)	(22,952,588)
Non-Mainland China	—	—	(1,253,834)
Total Deferred income tax benefit	(10,952,309)	(23,286,678)	(24,206,422)

Total	(10,192,884)	(23,606,550)	(22,983,591)

Withholding tax on undistributed dividends

The CIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign investment enterprise (“FIE”) to its immediate holding company outside of mainland China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within mainland China or if the received dividends have no connection with the establishment or place of such immediate holding company within mainland China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with mainland China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with mainland China. According to the arrangement between mainland China and Hong Kong S.A.R. on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in mainland China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The Group plans to indefinitely reinvest the undistributed earnings of the Group’s PRC entities, and therefore, no provision for PRC dividend withholding tax was accrued.

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2023 and 2024 are as follows:

	For the Year Ended
	December 31,
	2023	2024
	RMB	RMB
Expected taxation at PRC statutory tax rate	(71,077,803)	(54,201,797)
Tax effect of tax‑exempt entities and differing tax rates in different jurisdictions	2,820,038	105,035
Research and development expenses bonus deduction	(30,807,283)	(25,718,922)
Non-deductible share-based compensation expenses	11,742,974	5,850,869
Other non-deductible expenses	2,491,593	888,261
Preferential tax rate difference	7,301,540	15,880,110
Others	229,108	1,116,269
Change in valuation allowance	67,106,949	32,473,625

Actual income tax benefit	(10,192,884)	(23,606,550)
Effect of preferential tax rates on basic net loss per ordinary share	(0.05)	(0.10)
Effect of preferential tax rates on diluted net loss per ordinary share	(0.05)	(0.10)

The Company adopted the new guidance of ASU 2023-09 on a prospective basis as of January 1, 2025. Reconciliation of the differences between the PRC statutory income tax rate and the Group’s income effective tax rate for the year ended December 31, 2025 is as follows :

	For the Year Ended
	December 31,
	2025
	Amount	Percent
Expected taxation at PRC statutory tax rate	(15,592,295)	25.0%
Nontaxable or nondeductible items
Share-based compensation expenses	6,691,566	(10.7)%
Other non-deductible expenses	4,745,881	(7.6)%
Other Adjustments
Tax incentives relating to R&D expenditures	(28,027,491)	44.9%
Preferential tax rate difference	(338,266)	0.5%
Other	2,026,356	(3.2)%
Change in valuation allowance	6,688,725	(10.7)%
Foreign tax effects	821,933	(1.3)%
Actual income tax benefit	(22,983,591)	36.9%
Effect of preferential tax rates on basic net loss per ordinary share	0.00
Effect of preferential tax rates on diluted net loss per ordinary share	0.00

Note: In 2025, the Group paid RMB28,085 of income taxes in mainland China and RMB61,845 in jurisdictions outside mainland China.

b)    Deferred income tax assets and deferred income tax liabilities

	As of December 31,
	2024	2025
	RMB	RMB
Deferred income tax assets
Net operating loss carry forwards	115,610,787	130,002,615
Accrued warranty	4,394,077	5,801,139
Advertising expense	2,113,991	2,113,991
Deferred revenue	10,709,100	16,727,916
Allowance for doubtful accounts	43,361,947	40,986,292
Lease Liabilities	226,552	1,502,360
Write-downs of inventories	6,426,901	19,587,760
Less: Valuation allowance	(140,255,931)	(146,944,656)

Total deferred income tax assets, net	42,587,424	69,777,417

Deferred income tax liabilities
Operating lease right-of-use assets	226,551	1,502,360
Property, plant and equipment	13,878,083	12,875,517

Total deferred income tax liabilities	14,104,634	14,377,877

Net deferred income tax assets	31,752,254	57,457,432
Net deferred income tax liabilities	3,269,464	2,057,892

As of December 31, 2025, the Group had net operating loss carry forwards of RMB566,702,406 attributable to the subsidiaries in mainland China, the VIE and VIE’s subsidiaries. Tax losses of RMB21,713,526, RMB72,944,125, RMB151,690,992, RMB256,708,356 and RMB63,645,407 will expire, if unused, by 2026, 2027, 2028,2029 and 2030, respectively.

A valuation allowance is provided against deferred income tax assets when the Group determines that it is more likely than not that some portion or all of the deferred income tax assets will not be utilized in the foreseeable future. The valuation allowance as of December 31, 2024 and 2025 was primarily provided for the deferred income tax assets of certain subsidiaries in mainland China, the VIE and VIE’s subsidiaries. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. Management considers projected future taxable income and tax planning strategies in making this assessment.

Changes in valuation allowance are as follows:

	For the Year Ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	40,764,285	107,782,306	140,255,931
Additions	68,593,841	32,473,625	31,752,295
Reduction	(1,575,820)	—	(25,063,570)

Balance at the end of the year	107,782,306	140,255,931	146,944,656

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s subsidiaries in mainland China, the VIE and VIE’s subsidiaries for the years from 2021 to 2025 are open to examination by the PRC tax authorities.